Balance Sheet Details	9 Months Ended
Jan. 01, 2012
Balance Sheet Details [Abstract]
Balance Sheet Details
3.	Balance Sheet Details

Inventories

Inventories at March 2010, April 2011 and January 2012 consist of the following:

	March 2010	April 2011	January 2012
			(unaudited)
	(in thousands)
Work in progress	$3,895	$13,258	$5,770
Finished goods	417	1,950	10,289

Total Inventory	$4,312	$15,208	$16,059

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets at March 2010, April 2011 and January 2012 consist of the following:

	March 2010	April 2011	January 2012
			(unaudited)
	(in thousands)
Prepaid expenses	$663	$756	$1,302
Advance to vendors	1,551	455	395
Tax receivable	—	458	532
Deferred tax assets	1,014	553	593
Other current assets	27	27	108

Total prepaid expenses and other current assets	$3,255	$2,249	$2,930

The Company has signed agreements with four major foundry vendors to facilitate and expand their capacity for the Company's products. The Company paid $1.3 million, $0.5 million and $1.7 million, respectively, in advance payments to certain of these foundry vendors in Fiscal 2010, Fiscal 2011 and nine months ended January 1, 2012. The portion of advance payments to foundry vendors classified as current assets on the Company's consolidated balance sheets was $1.6 million, $0.5 million and $0.4 million for the same fiscal periods, respectively. These advances have been partially offset by the purchases from these vendors. The agreements allow the Company to offset these advances against wafer purchases from the foundries at various agreed upon rates. The Company believes that the advances to these vendors will be fully offset by future purchases from these vendors.

Property and Equipment

Property and equipment at March 2010, April 2011 and January 2012 consist of the following:

	March 2010	April 2011	January 2012
			(unaudited)
	(in thousands)
Production and lab equipment	$4,382	$5,573	$6,574
Computer equipment and software	290	605	740
Equipment under construction	389	305	317
Leasehold improvements and furniture and fixtures	602	692	746

Subtotal	$5,663	$7,175	$8,377
Accumulated depreciation and amortization	(2,476)	(3,683)	(4,465)

Property and equipment—net	$3,187	$3,492	$3,912

Depreciation and amortization expense for Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $0.5 million, $1.8 million and $1.8 million, respectively. Depreciation and amortization expense for the three and nine months ended December 26, 2011 was $0.4 million and $1.3 million, respectively. Depreciation and amortization expense for the three and nine months ended January 1, 2012 was $0.5 million and $1.5 million, respectively. At the beginning of Fiscal 2010, the Company prospectively changed the estimated useful lives of certain production equipment from five years to three years as a result of changes in the expected use of such equipment. As a consequence, the Fiscal 2010 expense included $0.7 million of additional depreciation expense related to this change. The impact of the change for Fiscal 2010 and Fiscal 2011 was to decrease income from continuing operations and net income by $0.7 million and $0.4 million, respectively, and decrease basic and diluted net income per share by $0.03 and $0.02, respectively. Equipment under construction consists primarily of production and lab equipment. Equipment under construction is not subject to depreciation until it is available for its intended use. Capitalized leases consist of office equipment. During Fiscal 2009, Fiscal 2010 and Fiscal 2011, new capitalized leases totaled $5,000, $5,000 and $43,000, respectively. During the three and nine months ended December 26, 2010, new capitalized leases totaled $0 and $43,000 respectively. For both the three and nine months ended January 1, 2012 new capitalized leases totaled $40,000.

Accrued Liabilities

Accrued liabilities at March 2010, April 2011 and January 2012 consist of the following:

	March 2010	April 2011	January 2012
			(unaudited)
	(in thousands)
Engineering services	$322	$187	$170
Payroll-related expenses	1,047	1,390	1, 700
Bonus	942	1,091	2,453
Legal fees	176	433	634
Warranty reserves	480	697	912
Deferred revenue	—	64	128
Income tax payable	65	144	336
Other	290	301	611

Total accrued liabilities	$3,322	$4,307	$6,944

Advances From Customer

In November 2008, the Company entered into an agreement with a customer to facilitate the Company's expansion of its production capacity. The customer agreed to pay $4.0 million to the Company as a refundable customer deposit to secure the production capacity for specific products of the customer beginning calendar year 2010. In return, the Company was required, if requested, by the customer to provide a specific minimum number of units of the product to the customer in calendar year 2010 at an agreed upon price. The Company was required to repay the customer advance in the event that the customer purchased the specific minimum number of units of the products through December 2010. The Company repaid the entire balance of the $4.0 million advance on July 8, 2010 in advance of the scheduled repayment date at the election of the Company's management.

There were no additional advances from customers during Fiscal 2011 or during the three and nine months ended January 1, 2012.